Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Detail) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Allocation of net (loss) income	$ (481,000)		$ (4,246,000)		$ (6,352,000)	$ (12,389,000)		$ (244,498,000)	$ (23,017,000)	$ (25,955,000)
Denominator:
Weighted average ordinary shares outstanding:	85,565,000		85,565,000		85,565,000	85,565,000		85,564,605	85,564,605	85,564,605
Basic and diluted net (loss) income per ordinary share	$ (0.01)		$ (0.05)		$ (0.07)	$ (0.14)		$ (2.86)	$ (0.27)	$ (0.30)
TPG Pace Tech Opportunities Corp [Member]
Numerator:
Allocation of net (loss) income	$ (9,186,142)	$ 28,331,159	$ (868)	$ 0	$ 19,145,017	$ (868)	$ (8,494)	$ (33,316,784)
TPG Pace Tech Opportunities Corp [Member] | Class A Ordinary Shares
Numerator:
Allocation of net (loss) income	$ (7,348,914)				$ 15,316,014			$ (26,653,427)
Denominator:
Weighted average ordinary shares outstanding:	45,000,000		0		45,000,000	0	0	10,327,869
Basic and diluted net (loss) income per ordinary share	$ (0.16)		$ 0		$ 0.34	$ 0	$ 0	$ (2.58)
TPG Pace Tech Opportunities Corp [Member] | Class F Ordinary Shares
Numerator:
Allocation of net (loss) income	$ (1,837,228)				$ 3,829,003			$ (6,663,357)
Denominator:
Weighted average ordinary shares outstanding:	11,250,000		20,000,000		11,250,000	20,000,000	16,321,839	18,050,376
Basic and diluted net (loss) income per ordinary share	$ (0.16)		$ 0.00		$ 0.34	$ 0.00	$ 0.00	$ (0.37)